UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816

(Address of principal executive offices) (Zip code)

Nancy P. O’Hara

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code: (808) 988-8088

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. Report to Stockholders.

ANNUAL REPORT

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling the Fund at 808-988-8088 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 808-988-8088. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Hawaii Municipal Fund

October 31, 2019

Dear fellow shareholder,

Since 1988, the Hawaii Municipal Fund (the “Fund”) has provided shareholders with the opportunity to earn double tax-free income* while supporting local projects designed to enrich the community. These projects may include improvements to schools, roads, utility systems, hospitals, housing and other projects that help to improve the quality of life here in Hawaii.

The outlook for the economy of Hawaii continues to project growth but at a lower rate than previously anticipated. This is in-line with numerous economic forecasts for the United States Gross Domestic Product (“GDP”). In a report released August 23, 2019, the Hawaii Department of Business, Economic Development & Tourism (“DBEDT”) lowered their Hawaii economic growth projection to 1.1% for 2019.1 The DBEDT had previously forecasted Hawaii’s economic growth projection to be 1.2%.

DBEDT Director Mike McCartney noted, “Though we are facing increased uncertainties, we are pleased to see that our tax growth is still strong”.2 Tax revenue for the calendar year through July 2019 increased by 6.8% year over year to $4.4 billion. According to the DBEDT, one of the biggest challenges for Hawaii is the declining private building permit value. As of June 30, 2019, private building permit value declined by 13.2% which may foreshadow less construction activity in the future. Commercial and industrial building permits decreased the most by 56.9% year over year. Oahu recently passed Bill 89 to ban short term rentals, but the effects of the ban are not yet clear. As of June 30, 2019, visitor arrivals by air increased by 5.4% but visitor expenditures decreased by 1.7%. Employment in Hawaii is still stable with the fifth lowest unemployment rate in the nation year to date through July 2019.

After increasing the federal funds rate (“FFR”) multiple times from 2017 – 2018, the Federal Open Market Committee (“FOMC”) began decreasing the FFR in 2019. The FOMC decreased the FFR by 0.25% increments on August 1, 2019 and September 19, 2019. In the future, the FOMC stated, “…it will continue to monitor the implications of incoming information for the economic outlook and act as appropriate to sustain the expansion, with a strong labor market and inflation near its symmetric 2% objective.”3

The Fund had a beginning net asset value (“NAV”) of $10.83 per share on October 1, 2018 and a closing NAV of $11.23 per share on September 30, 2019. The Fund’s $0.40 per share increase in NAV combined with the net income distribution of $0.25 per share, resulted in a total return of 6.07% for the twelve month reporting period ended September 30, 2019. The Fund’s performance for this period was generally attributed to the declining interest rate environment described above.

On the following pages are line graphs comparing the Fund’s performance to the Bloomberg Barclays Municipal Bond Index for the 10 years ended September 30, 2019. The graph assumes a hypothetical $10,000 investment in the Fund. The objective of the graph is to permit a comparison of the Fund with a municipal bond benchmark index and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund. While the Fund lagged the Index, we believe that the Fund is generally competitive against the Index, as the Index does not include any mutual fund operating expenses and does not reflect municipal bond performance specific to the State of Hawaii, as it is a nationally oriented municipal bond index.

The Fund’s portfolio manager will continue to evaluate potential and current portfolio holdings believed to provide an advantageous combination of yield, quality and maturity. We continue to believe that municipal bonds are attractive investments for long term investors.

CATEGORY ALLOCATION (% of Net Assets)

September 30, 2019

As a Hawaii resident, 100% of the income dividends earned in 2019 were both state and federal tax-free*. There was no capital gain distribution to shareholders for the 2018 calendar year. There will not be a capital gain distribution for the Hawaii Municipal Fund for the 2019 calendar year.

If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088. Thank you for the trust you have placed in us to manage your investments. On behalf of the staff and management of Lee Financial Group Hawaii, Inc., I would like to extend best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO

Before investing, read the prospectus carefully. Please carefully consider the Fund’s investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

A word about risk: Mutual fund investing includes risks. Principal loss is possible. The Fund’s investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.

*	Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

The Fund’s yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of Lee Financial Mutual Fund, Inc.

Lee Financial Securities, Inc., member FINRA is the Distributor for Lee Financial Mutual Fund, Inc. Lee Financial Securities, Inc. is a wholly owned subsidiary of Lee Financial Group Hawaii, Inc., a registered investment adviser with the SEC.

This Annual Report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Hawaii, Inc., the Fund’s investment manager (the “Investment Manager”), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

[1]	State of Hawaii Department of Business, Economic Development & Tourism. (August 23, 2019). “ECONOMIC GROWTH REMAINS STABLE DESPITE INCREASED UNCERTAINTY,” https://dbedt.hawaii.gov/blog/19-21/

[2]	State of Hawaii Department of Business, Economic Development & Tourism. (August 23, 2019) “ECONOMIC GROWTH REMAINS STABLE DESPITE INCREASED UNCERTAINTY,” paragraph 2. https://dbedt.hawaii.gov/blog/19-21/

[3]	United States Federal Reserve Board. “Federal Reserve issues FOMC statement.” (September 18, 2019) https://www.federalreserve.gov/newsevents/pressreleases/monetary20190918a.htm

Hawaii Municipal Fund Investor Class

$10,000 Investment in Fund Compared to the Bloomberg Barclays Municipal Bond Index

The Bloomberg Barclays Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. This index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

The graph above compares the increase in value of a $10,000 investment in the Fund with the performance of the Bloomberg Barclays Municipal Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Bloomberg Barclays Municipal Bond Index reflects reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. Current performance may be higher or lower than the total return shown. Please call the Fund at (808) 988-8088 or (800) 354-9654 to obtain the most recent month-end returns. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund’s annual operating expense ratio, as stated in the current prospectus dated February 1, 2019, is 1.00%. This rate can fluctuate and may differ from the expense ratio for the most recently completed fiscal year disclosed in the “Financial Highlights” portion of this Annual Report.

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

•	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.”

If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 04/01/19	Ending Account Value 09/30/19	Expenses Paid During Period* 04/01/19 - 09/30/19
Hawaii Municipal Fund Investor Class
Actual	$1,000.00	$1,027.30	$4.99
Hypothetical	$1,000.00	$1,020.15	$4.97

*	Expenses are equal to the annualized expense ratio (0.98%), which is net of fee reductions, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Lee Financial Mutual Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund (the “Fund”), a series of Lee Financial Mutual Fund, Inc., including the schedule of investments, as of September 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1988.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

Philadelphia, Pennsylvania

November 26, 2019

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2019

Par Value			Value (Note 1 (A))

HAWAII MUNICIPAL BONDS – 94.46%
	Hawaii County
	General Obligation Bonds – 2.03%
$1,025,000	5.000%,	09/01/27	$1,250,685
800,000	4.000%,	09/01/31	914,424
460,000	5.000%,	09/01/32	553,536
500,000	5.000%,	09/01/33	615,030
			3,333,675

	Hawaii State
	General Obligation Bonds – 4.49%
2,000,000	4.000%,	10/01/26	2,306,140
2,000,000	5.000%,	08/01/30	2,329,320
1,500,000	3.375%,	01/01/36	1,621,980
1,000,000	4.000%,	05/01/36	1,135,600
			7,393,040

	Airport Systems Revenue Bonds – 10.70%
1,000,000	5.000%,	07/01/24	1,060,230
690,000	5.250%,	07/01/26	710,079
1,330,000	5.250%,	07/01/27	1,367,998
1,200,000	5.250%,	07/01/28	1,233,924
1,000,000	5.000%,	07/01/35	1,224,420
750,000	5.000%,	07/01/41	857,940
735,000	5.000%,	07/01/43	883,205
7,335,000	5.000%,	07/01/45	8,357,719
1,600,000	5.000%,	07/01/48	1,911,456
			17,606,971

	Certificates of Participation–State Office Buildings – 0.31%
500,000	4.000%,	05/01/20	507,895
			507,895

	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 8.75%
1,000,000	3.250%,	01/01/25	1,047,190
3,000,000	3.100%,	05/01/26	3,140,130
1,890,000	4.000%,	03/01/37	1,998,014
8,000,000	3.200%,	07/01/39	8,209,120
			14,394,454

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

September 30, 2019

Par Value			Value (Note 1 (A))

	Hawaii Pacific Health – 1.15%
$240,000	5.500%,	07/01/38	$268,790
1,450,000	5.500%,	07/01/43	1,618,954
			1,887,744

	Hawaii Mid-Pacific Institute – 1.95%
1,570,000	5.000%,	01/01/26	1,574,208
1,635,000	4.625%,	01/01/36	1,637,976
			3,212,184

	Kahala Nui – 7.20%
500,000	5.000%,	11/15/21	540,100
2,900,000	5.000%,	11/15/27	3,240,518
3,200,000	5.125%,	11/15/32	3,562,208
4,055,000	5.250%,	11/15/37	4,502,307
			11,845,133

	Queen’s Health Systems – 6.35%
2,000,000	5.000%,	07/01/23	2,253,340
500,000	5.000%,	07/01/27	591,445
6,185,000	5.000%,	07/01/35	7,136,995
435,000	4.000%,	07/01/40	466,337
			10,448,117

	Department of Hawaiian Home Lands – 1.27%
600,000	5.000%,	04/01/30	737,112
800,000	5.000%,	04/01/31	979,000
300,000	5.000%,	04/01/32	365,925
			2,082,037

	Department of Hawaiian Home Lands COP – 1.16%
680,000	5.000%,	11/01/29	851,102
500,000	5.000%,	11/01/30	623,115
350,000	5.000%,	11/01/31	432,712
			1,906,929

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

September 30, 2019

Par Value			Value (Note 1 (A))

	Department of Transportation Airports COP – 4.80%
$1,000,000	5.000%,	08/01/23	$1,119,850
1,420,000	5.250%,	08/01/24	1,611,757
2,570,000	5.250%,	08/01/26	2,907,826
1,000,000	5.000%,	08/01/27	1,119,060
1,025,000	5.000%,	08/01/28	1,143,808
			7,902,301

	Highway Revenue – 6.02%
800,000	4.000%,	01/01/25	848,248
1,500,000	5.000%,	01/01/27	1,754,880
500,000	4.000%,	01/01/32	566,640
2,065,000	5.000%,	01/01/33	2,392,179
1,250,000	4.000%,	01/01/34	1,410,513
1,360,000	4.000%,	01/01/35	1,526,287
1,250,000	4.000%,	01/01/36	1,399,725
			9,898,472

	Housing Authority
	HFDC Multi-Family-Kuhio Park– 3.45%
2,430,000	4.750%,	10/01/27	2,539,374
3,000,000	4.950%,	04/01/29	3,144,960
			5,684,334

	HFDC Multi-Family-Iwilei Apartments– 2.64%
150,000	3.300%,	01/01/26	155,551
4,035,000	3.750%,	01/01/31	4,190,630
			4,346,181

	HFDC Multi-Family-Kooloaula Apartments– 2.23%
110,000	3.125%,	09/01/22	113,579
3,435,000	4.000%,	09/01/33	3,556,084
			3,669,663

	HFDC Multi-Family-Hale Kewalo Apartments– 0.91%
1,500,000	1.900%,	01/01/21	1,502,145
			1,502,145

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

September 30, 2019

Par Value			Value (Note 1 (A))

	University of Hawaii - Revenue Bonds – 4.77%
$500,000	3.000%,	10/01/28	$553,835
2,000,000	5.000%,	10/01/29	2,464,180
1,200,000	5.000%,	10/01/30	1,472,832
1,600,000	5.000%,	10/01/31	1,956,928
500,000	5.000%,	10/01/34	593,370
655,000	5.000%,	10/01/34	813,746
			7,854,891

	Honolulu City & County
	General Obligation Bonds – 4.61%
500,000	5.000%,	09/01/32	623,105
1,000,000	5.000%,	10/01/35	1,188,120
500,000	4.000%,	09/01/36	576,405
1,200,000	4.000%,	09/01/37	1,359,684
1,400,000	5.000%,	10/01/37	1,652,238
735,000	4.000%,	09/01/39	836,775
1,100,000	5.000%,	09/01/42	1,357,235
			7,593,562

	Water System Revenue Bonds
	Board of Water Supply – 4.80%
1,035,000	5.000%,	07/01/25	1,209,077
1,500,000	4.500%,	07/01/28	1,621,065
2,000,000	5.000%,	07/01/29	2,329,400
2,500,000	5.000%,	07/01/32	2,731,050
			7,890,592

	Wastewater System Revenue Bonds – 8.02%
1,750,000	5.000%,	07/01/26	2,105,232
1,000,000	5.000%,	07/01/26	1,203,610
650,000	5.000%,	07/01/30	774,735
2,000,000	5.000%,	07/01/32	2,370,860
1,000,000	5.000%,	07/01/34	1,207,380
775,000	4.000%,	07/01/34	870,798
1,520,000	5.000%,	07/01/36	1,825,079
2,000,000	4.000%,	07/01/38	2,271,900
500,000	4.000%,	07/01/42	563,320
			13,192,914

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

September 30, 2019

Par Value			Value (Note 1 (A))

	Kauai County
	General Obligation Bonds – 1.31%
$400,000	3.125%,	08/01/23	$418,388
770,000	5.000%,	08/01/24	821,336
880,000	3.625%,	08/01/25	916,837
			2,156,561

	Kukuiula Development – 2.08%
1,090,000	5.625%,	05/15/33	1,116,672
2,250,000	5.750%,	05/15/42	2,306,340
			3,423,012

	Maui County
	General Obligation Bonds – 3.46%
1,000,000	5.000%,	09/01/23	1,143,540
3,000,000	2.125%,	06/01/24	3,086,130
1,000,000	4.000%,	09/01/28	1,139,140
300,000	3.500%,	09/01/37	327,312
			5,696,122

	Total Hawaii Municipal Bonds (Cost $148,973,631)		$155,428,929

	PRE-REFUNDED[1]
	HAWAII MUNICIPAL BONDS – 4.21%
	Hawaii State
	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaii Pacific Health – 3.13%
$5,000,000	5.500%,	07/01/40	$5,154,400
			5,154,400

	Highway Revenue – 1.08%
1,640,000	5.000%,	01/01/26	1,776,596
			1,776,596

	Total Pre-Refunded Hawaii Municipal Bonds (Cost $6,559,909)		$6,930,996

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Concluded)

September 30, 2019

Total Investments (Cost $155,533,540) (a)	98.67%	162,359,925
Other Assets Less Liabilities	1.33%	2,195,541
Net Assets	100.00%	$164,555,466

(a)	Aggregate cost for federal income tax purposes is $155,494,523.

At September 30, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$6,934,494
Gross unrealized (depreciation)	(69,092)
Net unrealized appreciation	$6,865,402

[1]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019

Municipal
Fund
ASSETS
Investments at market value
(Identified cost $155,533,540) (Note 1 (A))	$162,359,925
Cash	561,006
Interest receivable	1,863,389
Subscriptions receivable	6,991
Other assets	10,565
Total assets	164,801,876

LIABILITIES
Distributions payable	76,606
Redemptions payable	4,775
Management fee payable	67,718
Administration fee payable	2,709
Distribution plan payable	22,771
Shareholder servicing fee payable	6,772
Transfer Agent fee payable	8,126
Chief Compliance Officer fee payable	5,753
Accrued expenses	51,180
Total liabilities	246,410

NET ASSETS	$164,555,466
(Applicable to 14,657,435 shares outstanding, $0.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE, INVESTOR CLASS SHARES	$11.23

NET ASSETS
At September 30, 2019, net assets consisted of:
Paid-in capital	$157,701,105
Distributable earnings	6,854,361
$164,555,466

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2019

Municipal Fund
INVESTMENT INCOME
Interest income	$5,395,963

Expenses
Management fee (Note 2)	814,247
Distribution costs (Notes 2 and 3)	244,275
Transfer Agent fee (Note 2)	97,708
Shareholder Services fee (Note 2)	81,427
Accounting fee	78,500
Chief Compliance Officer fee (Note 2)	70,000
Legal fees	52,298
Administration fee (Note 2)	32,568
Transfer Agent out of pocket expenses	29,958
Audit fees	26,500
Custodian fee	18,271
Insurance	15,453
Registration fee	11,748
Director’s fee	7,600
Director’s expense	6,236
Printing	5,986
Mailing expense	3,008
Shareholder Communications	1,216
Total expenses	1,596,999
Expense reductions (Note 5)	(1,090)
Net Expenses	1,595,909
Net investment income	3,800,054

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	328,129
Change in unrealized appreciation (depreciation) of investments	5,359,671
Net gain on investments	5,687,800

Net INCREASE in net assets RESULTING FROM OPERATIONS	$9,487,854

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Year Ended September 30, 2019	For The Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$3,800,054	$3,729,447
Net realized gain (loss) on investments	328,129	(71,949)
Increase (Decrease) in unrealized appreciation of investments	5,359,671	(4,234,592)
Net increase (decrease) in net assets resulting from operations	9,487,854	(577,094)

Distributions to shareholders
Investor Class ($0.25 and $0.25 per share, respectively)	(3,700,255)	(3,722,002)
Total distributions to shareholders	(3,700,255)	(3,722,002)

Capital share transactions (a)
(Decrease) Increase in net assets resulting from capital share transactions	(2,957,244)	389,367
Total increase (decrease) in net assets	2,830,355	(3,909,729)
NET ASSETS
Beginning of year	161,725,111	165,634,840
End of year	$164,555,466	$161,725,111

(a)	Summary of capital share activity follows:

	Investor Class		Investor Class
	For The Year Ended September 30, 2019		For The Year Ended September 30, 2018
	Shares	Value	Shares	Value
Shares sold	1,040,969	$11,485,153	1,189,537	$13,049,061
Shares issued on reinvestment of distributions	243,873	2,691,276	241,314	2,644,130
	1,284,842	14,176,429	1,430,851	15,693,191
Shares redeemed	(1,554,219)	(17,133,673)	(1,391,974)	(15,303,824)
Net (decrease) increase	(269,377)	$(2,957,244)	38,877	$389,367

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	INVESTOR CLASS
	Years Ended September 30,
	2019		2018	2017	2016	2015
Net asset value
Beginning of year	$10.83		$11.13	$11.36	$11.21	$11.21
Income from investment operations
Net investment income	0.26		0.25	0.26	0.29	0.31
Net (loss) gain on securities (both realized and unrealized)	0.39		(0.30)	(0.23)	0.15	-
Total from investment operations	0.65		(0.05)	0.03	0.44	0.31
Less distributions
Dividends from net investment income	(0.25)		(0.25)	(0.26)	(0.29)	(0.31)
Distributions from capital gains	-		-	-	-	-
Total distributions	(0.25)		(0.25)	(0.26)	(0.29)	(0.31)
End of year	$11.23		$10.83	$11.13	$11.36	$11.21
Total return	6.07%		-0.44%	0.31%	3.94%	2.81%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$164,555		$161,725	$165,635	$175,173	$166,036
Ratio of expenses to average net assets	0.98	%(a)	1.05%	1.08%	1.03%	1.05%
Ratio of net investment income to average net assets	2.33%		2.30%	2.47%	2.53%	2.79%
Portfolio Turnover	23.83%		10.03%	18.41%	18.46%	5.87%

(a)	Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement was 0.98% for the year ended September 30, 2019. See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2019

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund, which is currently offering one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

September 30, 2019

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of September 30, 2019. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$162,359,925	$-	$162,359,925

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

September 30, 2019

(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2019, open Federal tax years include the tax years ended September 30, 2016 – September 30, 2019. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. As of September 30, 2019, the Fund had non-expiring short term capital loss carryforward of $11,041 and $- non-expiring long term capital loss carryforward which may be used to offset future gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year for tax purposes. The Fund did not have any post October capital losses to defer.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

September 30, 2019

(E)	SHARE VALUATION

The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.05% of the Fund’s average daily net assets, respectively. For the period ended September 30, 2019, the Fund was allocated, and paid LFG, $70,000 of the Fund’s Chief Compliance Officer fee.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, received $239,275 for costs incurred in connection with the sale of the Fund’s shares (See Note 3).

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets. LFR has delegated certain of its duties and responsibilities to Ultimus Fund Solutions, LLC (through 7/19/2019) and UMB Fund Services, Inc. (since 7/20/2019) as sub-transfer agent. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.05% of the Fund’s average daily net assets. The fees are listed on the statement of operations.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed 0.25% per annum of the Fund’s average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund. The fees are listed on the statement of operations.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $38,359,110 and $38,002,295, respectively, for the Fund during the period October 1, 2018 through September 30, 2019.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS – Concluded

September 30, 2019

(5)	CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, a portion of the custodian fees were paid by credits for cash balances during the fiscal year ended September 30, 2019. If not for the offset agreement, the assets could have been employed to produce income.

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2019 and 2018 were as follows:

	Exempt-Interest Dividends	Ordinary Income	Long-Term Capital Gains	Total Distributions
Hawaii Municipal Fund
2019	$3,700,255	$-	$-	$3,700,255
2018	$3,722,002	$-	$-	$3,722,002

The tax character of distributable earnings at September 30, 2019 were as follows:

	Undistributed Ordinary Exempt-Interest Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/ (Loss)*	Total Distributable Earnings
Hawaii Municipal Fund	$-	$-	$(11,041)	$-	$6,865,402	$6,854,361

*	The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities and wash sales.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2019, a permanent difference between book and tax accounting consisted of a $53 reduction in paid in capital and a $53 increase in total distributable earnings.

(7)	NEW ACCOUNTING PRONOUNCEMENTS OR REGULATIONS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Hawaii Municipal Fund complied with ASU No. 2017-08 on July 22, 2019 by changing its accounting policy to amortizing premium to the earliest call date. There was minimal effect on the amortization of the Fund.

(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund’s financial statements as of September 30, 2019, the Fund’s management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

LEE FINANCIAL MUTUAL FUND, INC.

BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of Lee Financial Mutual Fund, Inc., (the “Company”) rests with the Board of Directors. Each Director serves during the lifetime of the Company and until its termination, or until the Director’s death, resignation, retirement or removal. The Directors, in turn, elect the Officers of the Company to actively supervise its day-to-day operations. The Officers have been elected for an annual term. The following table provides information regarding each Director and Officer of the Company. Unless otherwise indicated below, the address of each Director and Officer is c/o Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816.

Name, Age and Address	Position & Office With the Company	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Company Complex Overseen by Director*	Other Directorships Held by Director
DISINTERESTED DIRECTORS
Clayton W.H. Chow (67)	Director	Unlimited Term 31 years	Retired; March 2012-August 2014, Sales Manager, Estes Express	1	None
Lynden M. Keala (65)	Director	Unlimited Term 30 years	February 2014–Present, Account 1 Executive, American Solutions for Business; September 2005-January 2014, Account Executive, Workflow One (formerly The Relizon Company)	1	None
Karen T. Nakamura (75)	Director	Unlimited Term 22 years	January 2015-Present, Karen T. Nakamura Associates, Partner; December 2000-Present, Vice President, Wallpaper Hawaii, Ltd.; December 1998-December 2014, CEO, Building Industry Association of Hawaii	1	None
Kim F. Scoggins (72)	Director	Unlimited Term 22 years	Vice President & Division Manager, Colliers International HI, LLC	1	None
INTERESTED DIRECTORS
Terrence K.H. Lee (62)	Director, Chairman, and CEO	Unlimited Term 31 years	Director, President and CEO, Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc.	1	None

OFFICERS
Nora B. Foley (59)	President (Since January 2018), Chief Compliance Officer (Since October 2004)	CCO, Corporate Vice President, and Treasurer, Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc.
Charlotte A. Meyer (66)	Secretary (Since January 2018)	Director, Corporate Vice President, and Assistant Treasurer, Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc.
Lee Ann Y. Matsuda (55)	Treasurer (Since January 2018)

March 2016 – Present; Employee, Vice President; March 2013 – March 2016; VP Operations, Lee Financial Group Hawaii, Inc.

March 2013 – Present; Employee, Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc.

Terrence K.H. Lee is an interested person of the Company by virtue of his relationship as a director, officer and shareholder of the Fund’s investment manager, as a director and officer of the Fund’s principal underwriter and transfer agent and because he has had a material and professional relationship with the Company for the last two completed calendar years.

*	Each Company director oversees one portfolio of the Company that is currently offered for sale.

Additional information about members of the Board of Directors and executive Officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call (808) 988-8088.

Hawaii Municipal Fund Investor Class (Unaudited)

Shareholder Information

Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2018 and ending June 30, 2019.

Quarterly Schedule of Investments

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q or as an exhibit to its successor form, Form N-PORT. Shareholders may view the filed Form N-Q and Form N-PORT by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com.

Disclosure Regarding Approval of the Investment Management Agreement

Hawaii Municipal Fund (Unaudited)

At a meeting held on July 24, 2019, the Board of Directors (the “Board”) of Lee Financial Mutual Fund, Inc. (the “Fund”) considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Hawaii, Inc. (the “LFG”) with respect to the Hawaii Municipal Fund (the “Portfolio”), a series of Lee Financial Mutual Fund, Inc., for an additional one-year period ending September 30, 2020.

Prior to the meeting, the Board had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Board throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received

Materials reviewed. During the course of the year, the Board received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund and Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG that included materials regarding the Portfolio's investment results; management fee; performance; financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading, and information about the experience and qualifications of the personnel providing investment management and administrative services to the Portfolio. Further, an independent third party prepared an analytical report which provided comparative management fee, expense and performance information for the Portfolio and its peer group.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors of the Board. The Board discussed the renewal of the Investment Management Agreement with LFG representatives. In deciding to recommend the renewal of the Investment Management Agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

In the Board’s review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management, portfolio manager and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and Portfolio and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of LFG’s investment management services to the Fund and the Portfolio, the following: LFG’s policies, procedures and systems for compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund and Portfolio under the Administrative Agreement.

3. Investment Performance

The Board considered the Portfolio's unique pursuit of its investment objective and the investment results of the Portfolio in light of its objective. The Board reviewed the short-term and long-term performance of the Portfolio on an absolute basis and in comparison to its benchmark index and other comparable Hawaii and other single-state mutual funds. The Board also reviewed the rankings for the Portfolio by an independent rating and ranking organization. The Board took into consideration LFG’s explanation of the under-performance of the Portfolio over various periods as compared to its benchmark and peer group and noted the out-performance as compared to the Fund’s Hawaii mutual fund peers. The Board concluded that the performance of the Portfolio is reasonable as compared to its benchmark and other comparable funds in the peer group median as selected by the independent third party and the other Hawaii mutual funds.

4. Management Fees and Total Operating Expenses

The Board reviewed and considered the management fee payable by the Portfolio to LFG in light of the nature, extent and quality of the investment management and administrative services provided by LFG. Additionally, the Board received and considered information comparing the Portfolio’s management fee and overall expenses with those of other comparable funds as selected by the independent third party. The comparative information showed that the Portfolio’s management fee and operating expenses are competitive with the management fees and expenses of such other funds, however, the current Portfolio management fee is higher than the peer group and category median, but below the highest management fee of the peer group and the current net expenses are higher than the peer group and category median for other funds of similar size, but on a gross basis, lower than the highest expense ratio of the peer group. The Board also considered the advisory fee information for other LFG clients that are similarly managed to the Portfolio. Based on this information the Board concluded that the management fees and total operating expenses for the Portfolio are reasonable in light of the nature, extent and quality of the investment management and administrative services provided by LFG.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding LFG's costs of providing services to the Fund and the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio’s assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund’s administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG and its affiliates from these relationships.

6. Conclusions

No single factor was determinative of the Board's decision to re-approve the Fund Portfolio Investment Management Agreement, but rather the Board based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Fund’s Independent Directors of the Board present, concluded that the Portfolio’s Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Investment Management Agreement.

INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

DISTRIBUTOR

Lee Financial Securities, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

FUND ACCOUNTANT

UMB Fund Services

235 W. Galena Street

Milwaukee, WI 53212-3948

CUSTODIAN

UMB Bank, N.A.

982 Grand Blvd, 5th Floor

Kansas City, MO 64106

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, Pennsylvania 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place

50 S 16th Street, Suite #2900

Philadelphia, Pennsylvania 19102-2529

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.

3113 Olu Street

Honolulu, Hawaii 96816

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.LeeHawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816.

Item 3. Audit Committee Financial Expert

(a)(1) The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the registrant, the Board further concluded that a financial expert was not required.

Item 4. Principal Accountant Fee and Services.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $28,400 for the fiscal year ended September 30, 2019 and $28,400 for the fiscal year ended September 30, 2018.

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2019 and none for the fiscal year ended September 30, 2018.

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,300 for the fiscal year ended September 30, 2019 and $3,300 for the fiscal year ended September 30, 2018. The tax services relate to the preparation of the registrant’s excise tax and income tax returns.

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $10,500 for the fiscal year ended September 30, 2019 and $10,500 for the fiscal year ended September 30, 2018. These fees are for services related to the internal control audit of the transfer agent.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

1.         (a)         The Committee shall review and approve proposals for the independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)       The pre-approval requirement may be waived with respect to the provision of non-audit services for the registrant if: (i) the aggregate amount of all such non-audit services provided to the registrant constitutes no more than 5% of the total amount of revenues paid by the registrant to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

2.       Review and approve in advance with the independent accountants each non-audit engagement involving the registrant’s independent accountants and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the registrant; and (ii) the engagement relates directly to the operations and financial reporting of the registrant.

(a)       The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the registrant’s independent accountants by the registrant’s investment adviser and its control affiliates that provide ongoing services to the registrant during the fiscal year in which the services are provided that would have to be pre-approved by the registrant’s Committee; (ii) such services were not recognized by the registrant’s adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) None of the services provided to the registrant described in paragraphs (b) – (d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed to the principal accountant for services rendered by the principal accountant to the registrant, registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $15,800 for the fiscal year ended September 30, 2019 and $15,800 for the fiscal year ended September 30, 2018. These fees are for the tax services disclosed under Item 4(c) above; services related to the internal control audit of the transfer agent disclosed under Item 4(d) above; and the Anti-Money Laundering Program for the distributor and transfer agent.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lee Financial Mutual Fund, Inc.

By (Signature and Title)*	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO
(principal executive officer)

Date	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terrence K.H. Lee
(principal executive officer)

By (Signature and Title)*	/s/ Lee Ann Y. Matsuda
Lee Ann Y. Matsuda, Treasurer
(principal financial officer)

Date	November 26, 2019

*	Print the name and title of each signing officer under his or her signature.